Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year		$ 1,083,716		$ 1,055,349
Balances at end of year		1,020,944		1,083,716		$ 1,055,349
Fair Value, Inputs, Level 3 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year		16,034		17,941
Balances at end of year		11,839		16,034		17,941
Other Assets [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year	[1]	44,470		47,494
Balances at end of year	[1]	28,200		44,470		47,494
Other Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Changes in fair value of defined benefit pension plan assets classified as level 3
Balances at beginning of year		16,034	[1]	17,941	[1]	18,850
Dispositions		(5,928)		(4,320)		(4,068)
Net Realized and Unrealized Gains		1,733		2,413		3,159
Balances at end of year	[1]	$ 11,839		$ 16,034		$ 17,941

[1]	This category consists of venture capital funds.